Document and Entity Information	Jun. 10, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001687221
Document Type	8-K
Document Period End Date	Jun. 10, 2021
Entity Registrant Name	REV Group, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37999
Entity Tax Identification Number	26-3013415
Entity Address, Address Line One	245 South Executive Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Brookfield
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53005
City Area Code	(414)
Local Phone Number	290-0190
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Security 12b Title	Common Stock ($0.001 Par Value)
Trading Symbol	REVG
Security Exchange Name	NYSE